UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-05642

American Income Fund, Inc.

(Exact name of registrant as specified in charter)

800 Nicollet Mall, Minneapolis, MN	55402
(Address of principal executive offices)	(Zip code)

Charles D. Gariboldi, Jr., 800 Nicollet Mall, Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code:   800-677-3863

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2010

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. Report to Shareholders

SEMIANNUAL REPORT

February 28, 2010

MRF

American Income
Fund

American Income Fund

OUR IMAGE – GEORGE WASHINGTON

His rich legacy as patriot and leader is widely recognized as embodying the sound judgment, reliability, and strategic vision that are central to our brand. Fashioned in a style reminiscent of an 18th century engraving, the illustration conveys the symbolic strength and vitality of Washington, which are attributes that we value at First American.

TABLE OF CONTENTS

1	Explanation of Financial Statements

2	Fund Overview

3	Schedule of Investments

13	Statement of Assets and Liabilities

14	Statement of Operations

15	Statements of Changes in Net Assets

16	Statement of Cash Flows

17	Financial Highlights

18	Notes to Financial Statements

30	Notice to Shareholders

NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

EXPLANATION OF FINANCIAL STATEMENTS

As a shareholder in the fund, you receive shareholder reports semiannually. We strive to present this financial information in an easy-to-understand format; however, for many investors, the information contained in this shareholder report may seem very technical. So, we would like to take this opportunity to explain several sections of the shareholder report.

The Schedule of Investments details all of the securities held in the fund and their related dollar values on the last day of the reporting period. Securities are usually presented by type (bonds, common stock, etc.) and by industry classification (healthcare, education, etc.). This information is useful for analyzing how your fund's assets are invested and seeing where your portfolio manager believes the best opportunities exist to meet your objectives. Holdings are subject to change without notice and do not constitute a recommendation of any individual security. The Notes to Financial Statements provide additional details on how the securities are valued.

The Statement of Assets and Liabilities lists the assets and liabilities of the fund on the last day of the reporting period and presents the fund's net asset value ("NAV") and market price per share. The NAV is calculated by dividing the fund's net assets (assets minus liabilities) by the number of shares outstanding. The market price is the closing price on the exchange on which the fund's shares trade. This price, which may be higher or lower than the fund's NAV, is the price an investor pays or receives when shares of the fund are purchased or sold. The investments, as presented in the Schedule of Investments, comprise substantially all of the fund's assets. Other assets include cash and receivables for items such as income earned by the fund but not yet received. Liabilities include payables for items such as fund expenses incurred but not yet paid.

The Statement of Operations details the dividends and interest income earned from investments as well as the expenses incurred by the fund during the reporting period. Fund expenses may be reduced through fee waivers or reimbursements. This statement reflects total expenses before any waivers or reimbursements, the amount of waivers and reimbursements (if any), and the net expenses. This statement also shows the net realized and unrealized gains and losses from investments owned during the period. The Notes to Financial Statements provide additional details on investment income and expenses of the fund.

The Statement of Changes in Net Assets describes how the fund's net assets were affected by its operating results and distributions to shareholders during the reporting period. This statement is important to investors because it shows exactly what caused the fund's net asset size to change during the period.

The Statement of Cash Flows is required when a fund has a substantial amount of illiquid investments, a substantial amount of the fund's securities are internally fair valued, or the fund carries some amount of debt. When presented, this statement explains the change in cash during the reporting period. It reconciles net cash provided by and used for operating activities to the net increase or decrease in net assets from operations and classifies cash receipts and payments as resulting from operating, investing, and financing activities.

The Financial Highlights provide a per-share breakdown of the components that affected the fund's NAV for the current and past reporting periods. It also shows total return, net investment income ratios, expense ratios, and portfolio turnover rates. The net investment income ratios summarize the income earned less expenses, divided by the average net assets. The expense ratios represent the percentage of average net assets that were used to cover operating expenses during the period. The portfolio turnover rate represents the percentage of the fund's holdings that have changed over the course of the period, and gives an idea of how long the fund holds onto a particular security. A 100% turnover rate implies that an amount equal to the value of the entire portfolio is turned over in a year through the purchase or sale of securities.

The Notes to Financial Statements disclose the organizational background of the fund, its significant accounting policies, federal tax information, fees and compensation paid to affiliates, and significant risks and contingencies.

We hope this guide to your shareholder report will help you get the most out of this important resource.

American Income Fund 2010 Semiannual Report

Fund OVERVIEW

Portfolio Allocation1

As a percentage of total investments on February 28, 2010

U.S. Government Agency Mortgage-Backed Securities	35%
High Yield Corporate Bonds	24
Asset-Backed Securities	18
CMO – Private Mortgage-Backed Securities	17
Investment-Grade Corporate Bonds	4
Municipal Bonds	1
Preferred Stocks	1
100%

CMO: Collateralized Mortgage Obligation

1Portfolio allocations are subject to change and are not recommendations to buy or sell any security. Allocations reflect the fund's exposure to each sector through direct investments in cash market securities and do not reflect the impact on sector allocation of holding derivative instruments, such as credit default swap agreements. See the fund's Schedule of Investments for derivatives held at February 28, 2010.

American Income Fund 2010 Semiannual Report

Schedule of INVESTMENTS February 28, 2010 (unaudited)

American Income Fund (MRF)

DESCRIPTION	PAR	FAIR VALUE ¶
(Percentages of each investment category relate to total net assets)
High Yield Corporate Bonds — 35.7%
Basic Industry — 5.8%
Berry Plastics, 10.25%, 3/1/16	$150,000	$134,625
Boise Cascade LLC, 7.13%, 10/15/14	200,000	179,500
Boise Paper Holdings LLC, 9.00%, 11/1/17 ■	150,000	154,500
Cascades, 7.75%, 12/15/17 ■	250,000	252,500
Domtar, 7.13%, 8/15/15	225,000	225,563
Evraz Group SA, 8.25%, 11/10/15 ■	150,000	149,625
FMG Finance Property, 10.00%, 9/1/13 ■	250,000	263,750
Georgia Gulf, 9.00%, 1/15/17 ■	200,000	207,500
Hexion, 9.75%, 11/15/14	250,000	236,250
Huntsman International LLC, 7.88%, 11/15/14	240,000	232,800
Intertape Polymer US, 8.50%, 8/1/14	150,000	126,000
INVISTA, 9.25%, 5/1/12 ■	200,000	201,500
Momentive Performance Materials, 12.50%, 6/15/14 ■	200,000	220,000
Nova Chemicals, 8.38%, 11/1/16 ■	250,000	246,875
Olin, 8.88%, 8/15/19	400,000	426,000
Steel Dynamics, 6.75%, 4/1/15	184,000	177,560
Teck Resources, 9.75%, 5/15/14	500,000	590,000
Vedanta Resources, 9.50%, 7/18/18 ■	100,000	105,500
Verso Paper Holdings LLC, 9.13%, 8/1/14	250,000	230,000
		4,360,048
Capital Goods — 2.2%
BE Aerospace, 8.50%, 7/1/18	250,000	261,875
Case New Holland, 7.13%, 3/1/14	200,000	200,000
Hawker Beechcraft Acquisition, 9.75%, 4/1/17	150,000	97,500
Manitowoc, 9.50%, 2/15/18	250,000	249,375
Masco, 5.88%, 7/15/12	110,000	112,869
Spirit Aerosystems, 7.50%, 10/1/17 ■	200,000	198,000
Terex, 7.38%, 1/15/14	250,000	250,000
TransDigm, 7.75%, 7/15/14 ■	250,000	250,000
		1,619,619
Communications — 4.6%
CCO Holdings, 8.75%, 11/15/13	250,000	253,750
Clear Channel Communications, 6.88%, 6/15/18	100,000	48,000
Clear Channel Worldwide Holdings, 9.25%, 12/15/17 ■	200,000	205,500
Clearwire Communications LLC, 12.00%, 12/1/15 ■	250,000	244,375
Frontier Communications, 9.00%, 8/15/31	330,000	320,100
Gannett, 9.38%, 11/15/17 ■	200,000	209,250
Inmarsat Finance, 7.38%, 12/1/17 ■	250,000	256,250
Level 3 Financing, 10.00%, 2/1/18 ■	200,000	183,500
McClatchy, 11.50%, 2/15/17 ■	150,000	146,250
Nextel Communications, Series F, 5.95%, 3/15/14	250,000	226,875
Nielsen Finance, 0.00% through 8/1/11, 12.50% thereafter, 8/1/16 ©	240,000	217,200
NII Capital, 8.88%, 12/15/19 ■	500,000	511,250
UPC Holding BV, 9.88%, 4/15/18 ■	200,000	208,000
VIP Finance Ireland, 8.38%, 4/30/13 ■	200,000	214,000
Windstream, 7.88%, 11/1/17	250,000	244,375
		3,488,675
Consumer Cyclical — 7.2%
American Axle & Manufacturing, 7.88%, 3/1/17	150,000	130,500
Arcos Dorados BV, 7.50%, 10/1/19 ■	250,000	250,325
AutoNation, 2.25%, 4/15/13 r	50,000	47,250

The accompanying notes are an integral part of the financial statements.

American Income Fund 2010 Semiannual Report

Schedule of INVESTMENTS February 28, 2010 (unaudited)

American Income Fund (MRF)

DESCRIPTION	PAR	FAIR VALUE ¶

Carrols, 9.00%, 1/15/13	$250,000	$253,125
Ford Motor, 7.45%, 7/16/31	100,000	87,875
Ford Motor Credit, 7.00%, 10/1/13	560,000	551,526
Galaxy Entertainment Finance, 9.88%, 12/15/12 ■	250,000	259,375
Geo Group, 7.75%, 10/15/17 ■	250,000	253,125
Harrah's Operating,
10.75%, 2/1/16	113,000	87,010
11.25%, 6/1/17	250,000	259,375
M/I Homes, 6.88%, 4/1/12	240,000	232,800
Macy's Retail Holdings, 8.00%, 7/15/12	475,000	510,625
Meritage Homes, 6.25%, 3/15/15	140,000	131,950
Navistar International, 8.25%, 11/1/21	250,000	253,750
Oshkosh, 8.25%, 3/1/17 ■	250,000	250,000
Realogy, 10.50%, 4/15/14	125,000	104,375
Rite Aid, 10.38%, 7/15/16	250,000	261,875
Sally Holdings, 10.50%, 11/15/16	200,000	215,500
Sealy Mattress, 10.88%, 4/15/16 ■	175,000	191,188
Standard Pacific, 7.75%, 3/15/13	279,000	265,050
Tenneco, 8.13%, 11/15/15	350,000	346,500
Wyndham Worldwide, 6.00%, 12/1/16	254,000	246,620
Wynn Las Vegas, 6.63%, 12/1/14	250,000	241,875
		5,431,594
Consumer Non Cyclical — 3.6%
Catalent Pharma Solutions, 9.50%, 4/15/15	262,812	249,014
Chiquita Brands International, 7.50%, 11/1/14	100,000	98,500
Constellation Brands, 7.25%, 5/15/17	200,000	201,500
DaVita, 7.25%, 3/15/15	250,000	250,937
Del Monte, 7.50%, 10/15/19 ■	250,000	253,750
Dole Food, 13.88%, 3/15/14 ■	99,000	118,058
FAGE Dairy Industry SA, 9.88%, 2/1/20 ■	150,000	135,750
HCA, 6.75%, 7/15/13	250,000	246,875
Health Management Associates, 6.13%, 4/15/16	200,000	186,500
Ingles Markets, 8.88%, 5/15/17	250,000	257,500
Revlon Consumer Products, 9.75%, 11/15/15 ■	150,000	154,125
Smithfield Foods, Series B, 7.75%, 5/15/13	250,000	243,750
Stater Brothers Holdings, 8.13%, 6/15/12	195,000	195,975
Tenet Healthcare, 7.38%, 2/1/13	150,000	149,250
		2,741,484
Electric — 1.9%
AES, 8.00%, 10/15/17	250,000	248,438
Dynegy Holdings, 7.75%, 6/1/19	250,000	196,250
Energy Future Holdings, 10.00%, 1/15/20 ■	300,000	306,000
ISA Capital do Brasil SA, 8.80%, 1/30/17 ■	400,000	438,000
NRG Energy, 8.50%, 6/15/19	250,000	249,687
		1,438,375
Energy — 3.5%
Aquilex Holdings LLC, 11.13%, 12/15/16 ■	150,000	156,750
Atlas Energy Operating, 12.13%, 8/1/17	200,000	225,000
Chesapeake Energy,
7.00%, 8/15/14	250,000	250,000
9.50%, 2/15/15	150,000	163,125
Cloud Peak Energy Resources LLC, 8.25%, 12/15/17 ■	225,000	224,438
Concho Resources, 8.63%, 10/1/17	250,000	256,562
Connacher Oil & Gas, 10.25%, 12/15/15 ■	115,000	110,831

The accompanying notes are an integral part of the financial statements.

American Income Fund 2010 Semiannual Report

American Income Fund (MRF)

DESCRIPTION	PAR	FAIR VALUE ¶

Forest Oil, 7.25%, 6/15/19	$115,000	$112,700
PetroHawk Energy, 7.88%, 6/1/15	215,000	215,000
Range Resources, 7.38%, 7/15/13	300,000	304,500
Sabine Pass LNG, 7.50%, 11/30/16	200,000	175,500
SandRidge Energy, 9.88%, 5/15/16 ■	150,000	154,875
Stallion Oilfield Holdings, 10.50%, 2/15/15 ■	200,000	195,000
Stone Energy, 6.75%, 12/15/14	100,000	88,500
		2,632,781
Finance — 1.3%
Cemex Finance LLC, 9.50%, 12/14/16 ■	200,000	204,000
GMAC, 8.00%, 11/1/31	200,000	184,500
Icahn Enterprises LP, 7.75%, 1/15/16 ■	250,000	235,000
International Lease Finance, Series MTN, 5.30%, 5/1/12	200,000	183,053
Pinnacle Foods Finance LLC, 9.25%, 4/1/15 ■	200,000	203,000
		1,009,553
Industrials Other — 0.1%
Casella Waste Systems, 11.00%, 7/15/14 ■	75,000	80,625
Insurance — 0.7%
American International Group, 6.25%, 3/15/37	200,000	112,000
Genworth Financial, 6.15%, 11/15/66 r	300,000	207,750
Lincoln National, 6.05%, 4/20/67 r	250,000	192,188
		511,938
Natural Gas — 1.4%
Copano Energy, 7.75%, 6/1/18	250,000	244,375
El Paso,
7.38%, 12/15/12, Series GMTN	250,000	263,457
7.75%, 1/15/32, Series GMTN	100,000	96,623
Plains Exploration & Production, 7.75%, 6/15/15	250,000	252,188
Southern Union, 7.20%, 11/1/66 r	200,000	179,500
		1,036,143
Real Estate — 0.9%
Developers Diversified Realty, 9.63%, 3/15/16	200,000	219,359
Shimao Property Holdings, 8.00%, 12/1/16 ■	150,000	135,375
Simon Property Group - REIT, 10.35%, 4/1/19	250,000	319,369
		674,103
Sovereigns — 0.4%
Republic of Uruguay, 8.00%, 11/18/22	250,000	288,750
Technology — 0.8%
Aleatel-Lucent USA, 6.45%, 3/15/29	250,000	177,500
First Data, 9.88%, 9/24/15	150,000	129,750
Sungard Data Systems, 9.13%, 8/15/13	300,000	307,125
		614,375
Transportation — 1.3%
AirTran Airways, Series 1999-1, Class A, 10.41%, 4/1/17 ■	134,173	125,452
American Airlines Pass Through Trust, Series 2001-02, Class B, 8.61%, 4/1/11	200,000	195,000
Continental Airlines, Series 1997-1, Class A, 7.46%, 4/1/15	82,455	79,363
Delta Air Lines, Series 2001-1, Class B, 7.71%, 9/18/11	310,000	306,900
Hertz, 10.50%, 1/1/16	250,000	258,750
		965,465
Total High Yield Corporate Bonds (Cost: $25,245,507)		26,893,528

American Income Fund 2010 Semiannual Report

Schedule of INVESTMENTS February 28, 2010 (unaudited)

American Income Fund (MRF)

DESCRIPTION	PAR	FAIR VALUE ¶

U.S. Government Agency Mortgage-Backed Securities — 52.9%
Adjustable Rate r — 0.6%
Federal Home Loan Mortgage Corporation, 3.27%, 9/1/18, #605911	$111	$112
Federal National Mortgage Association,
3.07%, 7/1/27, #070179	1,281	1,314
2.92%, 10/1/32, #725110 a	239,739	247,297
Government National Mortgage Association, 3.13%, 12/20/22, #008096	196,300	199,341
		448,064
Fixed Rate — 52.3%
Federal Home Loan Mortgage Corporation Gold,
6.50%, 11/1/28, #C00676 a	175,407	192,353
5.50%, 10/1/33, #A15120 a	715,817	759,668
Federal National Mortgage Association,
6.00%, 12/1/13, #190179 a	159,225	164,877
7.00%, 7/1/17, #254414 a	188,723	207,030
5.00%, 11/1/18, #750989 a	316,854	337,167
5.00%, 2/1/19, #767182 a	508,230	540,812
5.00%, 2/1/21, #745279 a	499,190	530,257
5.50%, 4/1/21, #840466 a	594,688	635,880
6.00%, 5/1/29, #323702 a	305,326	328,955
7.00%, 9/1/31, #596680 a	205,670	221,382
6.50%, 6/1/32, #596712 a	285,120	304,821
5.50%, 6/1/33, #709700 a	460,684	487,682
5.50%, 11/1/33, #555967 a	1,144,484	1,211,556
6.00%, 11/1/33, #743642 a	343,665	369,186
5.50%, 12/1/33, #756202 a	691,859	732,405
6.00%, 1/1/34, #763687 a	618,348	663,496
5.50%, 2/1/34, #766070 a	612,015	647,213
6.00%, 3/1/34, #745324 a	588,339	633,502
6.50%, 6/1/34, #735273 a	667,029	724,174
6.00%, 1/1/35, #810225 a	554,101	594,557
5.50%, 3/1/35, #815979 a	1,092,274	1,153,215
5.00%, 7/1/35, #828346 a	1,299,082	1,351,132
5.50%, 3/1/36, #878059 a	897,978	946,956
6.00%, 6/1/36, #882685 a	2,204,873	2,345,877
5.50%, 4/1/37, #888284 a	1,871,421	1,973,492
5.00%, 6/1/37, #944244 a	1,217,102	1,264,278
5.50%, 6/1/38, #995018 a	1,905,301	2,009,221
5.00%, 3/1/39 .	8,715,000	9,039,093
5.50%, 3/1/39 .	7,325,000	7,714,141
Government National Mortgage Association,
5.50%, 8/15/33, #604567 a	843,427	899,548
6.00%, 7/15/34, #631574 a	421,575	453,899
		39,437,825
Total U.S. Government Agency Mortgage-Backed Securities (Cost: $38,831,655)		39,885,889
Collateralized Mortgage Obligation — Private Mortgage-Backed Securities — 24.9%
Adjustable Rate r — 5.9%
California Federal Bank of Los Angeles, Series 1991-CI2, Class A, 6.15%, 7/15/21 °°	10,750	10,709
Credit Suisse Mortgage Capital Certificates, Series 2009-2R, Class 2A5, 5.61%, 6/26/37 ■	779,945	743,591
Goldman Sachs Mortgage Loan Trust,
4.70%, 10/25/33, Series 2003-10, Class 1A1	725,929	690,777
4.27%, 1/25/35, Series 2005-AR1, Class B1 °°	1,325,385	148,646

The accompanying notes are an integral part of the financial statements.

American Income Fund 2010 Semiannual Report

American Income Fund (MRF)

DESCRIPTION	PAR	FAIR VALUE ¶

IndyMac Index Mortgage Loan Trust, Series 2006-AR13, Class A3, 5.80%, 7/25/36	$1,500,000	$878,056
JP Morgan Mortgage Trust, Series 2006-A7, Class 3A4, 5.94%, 1/25/37	552,683	131,604
Washington Mutual Mortgage Pass-Through Certificates,
5.83%, 9/25/36, Series 2007-HY2, Class 3A2	711,415	127,477
5.39%, 2/25/37, Series 2007-HY1, Class 4A1	807,503	575,033
5.68%, 2/25/37, Series 2007-HY1, Class 1A1	718,419	520,502
Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2003-AR3, Class B1, 3.24%, 6/25/33	376,124	246,549
Wells Fargo Mortgage-Backed Securities Trust, 6.01%, 10/25/36, Series 2006-AR14, Class 2A3	479,312	356,937
		4,429,881
Fixed Rate — 19.0%
Banc of America Alternative Loan Trust, Series 2007-1, Class 2A2, 6.17%, 4/25/37 °°	787,360	210,619
Banc of America Funding, Series 2007-4, Class 1A2, 5.50%, 6/25/37 °°	803,558	283,756
Citicorp Mortgage Securities, Series 2004-5, Class B3, 5.30%, 8/25/34 °°	2,880,685	1,418,633
Countrywide Alternative Loan Trust,
5.00%, 1/25/35, Series 2004-28CB, Class 2A1	109,913	104,475
5.50%, 4/25/35, Series 2005-7CB, Class 2A4	750,000	633,997
Credit Suisse First Boston Mortgage Securities Corporation,
6.25%, 4/25/33, Series 2003-8, Class DB1	1,194,983	1,047,054
6.00%, 12/25/35, Series 2005-11, Class 6A7	1,000,000	523,387
First Horizon Alternative Mortgage Securities, Series 2005-FA5, Class 3A2, 5.50%, 8/25/35	952,911	717,661
GMAC Mortgage Corporation Loan Trust, Series 2003-J9, Class A15, 5.00%, 1/25/34	772,536	775,571
Goldman Sachs Mortgage Loan Trust,
7.50%, 6/19/32, Series 2001-2, Class A ■	232,127	192,667
5.73%, 5/25/35, Series 2005-4F, Class B1 °°	2,476,110	1,384,041
6.87%, 3/25/43, Series 2003-1, Class B2 °°	1,629,897	968,578
Impac Secured Assets Corporation, Series 2000-3, Class M1, 8.00%, 10/25/30 °°	575,056	496,505
JP Morgan Alternative Loan Trust, Series 2006-S1, Class 1A19, 6.50%, 3/25/36	841,993	548,348
Lehman Mortgage Trust, Series 2008-6, Class 1A1, 6.55%, 7/25/47	351,039	330,539
MASTR Alternative Loans Trust, Series 2004-1, Class 3A1, 7.00%, 1/25/34	424,207	417,712
Nomura Asset Acceptance Corporation, Series 2004-R2, Class B1, 6.74%, 10/25/34 ■ °°	1,017,587	592,602
Prime Mortgage Trust, Series 2004-2, °°
5.14%, 11/25/19, Class B2	300,791	190,851
5.14%, 11/25/19, Class B3	225,419	93,921
Residential Accredit Loans, °°
5.00%, 6/25/18, Series 2003-QS12, Class M1	687,112	524,809
5.00%, 9/25/19, Series 2004-QS13, Class M3	275,332	84,354
Residential Asset Mortgage Products,
7.33%, 4/25/31, Series 2003-SL1, Class M2 °°	848,709	593,622
6.50%, 7/25/32, Series 2004-SL4, Class A3	487,477	476,509
Washington Mutual MSC Mortgage Pass-Through Certificates,
7.47%, 4/25/33, Series 2003-MS9, Class CB2 °°	323,935	176,365
6.35%, 8/25/38, Series 2004-RA3, Class 2A	255,482	252,289
Wells Fargo Mortgage-Backed Securities Trust,
4.50%, 8/25/18, Series 2003-7, Class A3	165,334	161,627
4.72%, 7/25/19, Series 2004-7, Class B2 °°	513,480	353,289
4.72%, 7/25/19, Series 2004-7, Class B3 °°	385,283	250,194
5.50%, 7/25/37, Series 2007-9, Class 1A4	1,240,000	498,221
		14,302,196
Total Collateralized Mortgage Obligation — Private Mortgage-Backed Securities (Cost: $26,110,441)		18,732,077
Collateralized Mortgage Obligation — U.S. Agency Mortgage-Backed Securities — 0.4%
Fixed Rate — 0.4%
Federal National Mortgage Association, Series 2002-W1, Class 2A, 7.50%, 2/25/42 (Cost: $292,436)	280,136	316,641

American Income Fund 2010 Semiannual Report

Schedule of INVESTMENTS February 28, 2010 (unaudited)

American Income Fund (MRF)

DESCRIPTION	PAR	FAIR VALUE ¶

Asset-Backed Securities — 26.3%
Credit Cards — 2.4%
American Express Issuance Trust, Series 2005-1, Class C, 0.56%, 8/15/11 r	$435,000	$432,897
Discover Card Master Trust, Series 2007-C1, Class C1, 0.55%, 1/15/13 r	370,000	368,214
Washington Mutual Master Note Trust, Series 2007-C1, Class C1, 0.63%, 5/15/14 r ■	1,000,000	998,577
		1,799,688
Home Equity — 4.7%
Bear Stearns Asset Backed Securities Trust, r
0.88%, 12/25/34, Series 2004-HE10, Class M1	1,072,980	860,808
0.29%, 1/25/37, Series 2007-HE1, Class 21A1	583,265	541,414
Countrywide Asset-Backed Certificates, Class 2A1 r
0.28%, 7/25/37, Series 2007-1	810,144	771,754
0.29%, 6/25/47, Series 2007-11	416,203	397,950
Home Equity Mortgage Trust, Series 2004-6, Class M2, 5.82%, 4/25/35 ©	631,199	407,460
Residential Funding Mortgage Securities II, Series 2003-HI4, Class M1, 5.53%, 2/25/29 ©	781,451	549,357
		3,528,743
Manufactured Housing — 2.2%
Green Tree Financial, Series 1994-2, Class A5, 8.30%, 5/15/19	123,990	125,573
Green Tree, Series 2008-MH1, Class A1, 7.00%, 4/25/38 ■	215,118	219,666
Origen Manufactured Housing,
5.25%, 12/15/18, Series 2005-B, Class A2	242,605	246,478
5.73%, 11/15/35, Series 2004-B, Class M1	407,759	392,208
5.99%, 1/15/37, Series 2005-B, Class M1	750,000	679,643
		1,663,568
Other — 17.0%
Banc of America Commercial Mortgage, Series 2005-4, Class A5B, 5.00%, 7/10/45	500,000	440,635
Bear Stearns Commercial Mortgage Securities, r
5.72%, 9/11/38, Series 2006-PW12, Class A4	1,000,000	1,044,308
5.99%, 9/11/42, Series 2007-T28, Class D ■ °°	475,000	119,087
Citigroup Commercial Mortgage Trust, Series 2008-C7, Class AJ, 6.10%, 12/10/49 r °°	210,000	113,022
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD5, Class A4, 5.89%, 11/15/44 r	1,000,000	959,149
Greenwich Capital Commercial Funding Corporation,
5.44%, 3/10/39, Series 2007-GG9, Class A4	890,000	845,507
5.74%, 12/10/49, Series 2007-GG11, Class A4	1,000,000	951,353
GS Mortgage Securities Corporation II, Series 2007-GG10, Class A4, 5.80%, 8/10/45 r	2,080,000	1,853,262
JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-CB20, Class A4, 5.79%, 2/12/51 r	500,000	481,212
LB-UBS Commercial Mortgage Trust, Series 2008-C1, r
6.15%, 4/15/41, Class A2	752,000	779,986
6.15%, 4/15/41, Class AM	210,000	164,800
Merrill Lynch Mortgage Trust,
5.13%, 7/12/38, Series 2005-CIP1, Class C r °°	500,000	269,792
5.69%, 2/12/51, Series 2008-C1, Class A4	960,000	881,863
Morgan Stanley Capital I,
5.33%, 12/15/43, Series 2006-IQ12, Class A4	565,000	566,233
6.28%, 1/11/43, Series 2008-T29, Class A4 r	1,125,000	1,170,348
5.45%, 2/12/44, Series 2007-HQ11, Class A4 r	600,000	565,347
RBSSP Resecuritization Trust, r ■
0.38%, 5/26/36, Series 2009-10, Class 8A1	282,550	264,571
0.45%, 9/26/37, Series 2009-9, Class 9A1	441,655	409,572
Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A3, 5.25%, 12/15/43	1,000,000	987,379
		12,867,426
Total Asset-Backed Securities (Cost: $18,352,108)		19,859,425

The accompanying notes are an integral part of the financial statements.

American Income Fund 2010 Semiannual Report

American Income Fund (MRF)

DESCRIPTION	PAR/ SHARES	FAIR VALUE ¶

Investment Grade Corporate Bonds — 5.7%
Basic Industry — 1.7%
International Paper, 9.38%, 5/15/19	$500,000	$624,356
Southern Copper, 7.50%, 7/27/35	400,000	412,910
Vale Overseas, 6.25%, 1/11/16	250,000	268,151
		1,305,417
Capital Goods — 0.4%
Owens Corning, 6.50%, 12/1/16	270,000	277,556
Communications — 0.3%
Qwest, 8.88%, 3/15/12	175,000	189,656
Consumer Cyclical — 0.2%
CVS Caremark, 6.30%, 6/1/37 r	200,000	183,000
Consumer Non Cyclical — 0.3%
Ventas Realty LP, 6.75%, 4/1/17	250,000	250,000
Electric — 0.7%
FirstEnergy Solutions, 6.05%, 8/15/21	255,000	262,789
Teco Finance, 6.57%, 11/1/17	250,000	265,857
		528,646
Energy — 0.3%
Gazprom Capital SA, 6.51%, 3/7/22 ■	200,000	189,400
Finance — 1.0%
Discover Financial Services, 10.25%, 7/15/19	250,000	295,831
General Electric Capital, 6.38%, 11/15/67 r	500,000	445,000
		740,831
Real Estate — 0.8%
Duke Realty LP, 5.50%, 3/1/16	200,000	197,436
HRPT Properties Trust - REIT, 6.25%, 8/15/16	400,000	399,576
		597,012
Total Investment Grade Corporate Bonds (Cost: $3,769,413)		4,261,518
Preferred Stocks — 1.9%
Banking — 0.9%
Bank of America, Series 5	19,000	353,400
Wells Fargo, Series L	300	285,900
		639,300
Finance — 0.4%
MetLife, Series B	7,600	187,340
Regions Financing Trust III	5,600	139,776
		327,116
Insurance — 0.1%
Prudential Financial, Inc.	3,000	80,760
Real Estate Investment Trusts — 0.3%
Duke Realty, Series O	2,500	62,750
Freddie Mac, Series Z	5,000	5,700
iStar Financial, Series G	1,000	13,590
Northstar Realty Finance, Series A	4,000	77,680
Northstar Realty Finance, Series B	4,000	71,560
		231,280

American Income Fund 2010 Semiannual Report

Schedule of INVESTMENTS February 28, 2010 (unaudited)

American Income Fund (MRF)

DESCRIPTION	PAR/ SHARES	FAIR VALUE ¶

Wireless Communication — 0.2%
United States Cellular	$6,000	$148,200
Total Preferred Stocks (Cost: $1,403,905)		1,426,656
Municipal Bond — 0.7%
Healthcare Revenue — 0.7%
Sullivan County, Tennessee, Health, Educational & Housing Facilities Board, Hospital Revenue, Welmont Health System, Series 2001-8, 6.95%, 9/1/16 (Cost: $575,000)	575,000	561,919
Short-Term Investments — 0.7%
Money Market Fund W — 0.5%
First American Prime Obligations Fund, Class Z, 0.04%	353,356	353,356
U.S. Treasury Obligation ☐ — 0.2%
U.S. Treasury Bill, 0.07%, 5/6/10	200,000	199,974
Total Short-Term Investments (Cost: $553,330)		553,330
Total Investments ▲ — 149.2% (Cost: $115,133,795)		112,490,983
Other Assets and Liabilities, Net — (49.2)%		(37,110,003)
Total Net Assets — 100.0%		$75,380,980

¶  Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements.

■  Securities purchased within terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, which may be sold only to dealers in that program or other "qualified institutional buyers." On February 28, 2010, the fair value of these investments was $12,592,900 or 16.7% of total net assets.

r  Variable Rate Security – The rate shown is the net coupon rate in effect as of February 28, 2010.

©  Delayed Interest (Step Bonds) – Securities for which the coupon rate of interest will adjust on specified future date(s).

a  Securities pledged as collateral for outstanding reverse repurchase agreements. On February 28, 2010, securities valued at $22,911,010 were pledged as collateral for the following outstanding reverse repurchase agreements:

Amount	Acquisition Date	Rate*	Due	Accrued Interest	Name of Broker and Description of Collateral
$15,473,000	2/08/10	0.25%	3/08/10	$2,257	(1)
6,082,948	2/25/10	0.28%	3/25/10	189	(2)
353,356	2/26/10	0.28%	3/25/10	8	(2)
$21,909,304				$2,454

*  Interest rate as of February 28, 2010. Rate is based on the London Interbank Offered Rate ("LIBOR") plus a spread and reset monthly.

The accompanying notes are an integral part of the financial statements.

American Income Fund 2010 Semiannual Report

American Income Fund (MRF)

Name of broker and description of collateral:

(1)  Goldman Sachs:
Federal Home Loan Mortgage Corporation Gold, 6.50%, 11/1/28, $175,407 par
Federal National Mortgage Association, 6.00%, 12/1/13, $159,225 par
Federal National Mortgage Association, 7.00%, 7/1/17, $188,723 par
Federal National Mortgage Association, 5.00%, 11/1/18, $316,854 par
Federal National Mortgage Association, 5.00%, 2/1/21, $499,190 par
Federal National Mortgage Association, 6.00%, 5/1/29, $305,326 par
Federal National Mortgage Association, 7.00%, 9/1/31, $205,670 par
Federal National Mortgage Association, 5.50%, 6/1/33, $460,684 par
Federal National Mortgage Association, 6.00%, 1/1/34, $618,348 par
Federal National Mortgage Association, 5.50%, 2/1/34, $592,273 par
Federal National Mortgage Association, 6.00%, 3/1/34, $588,339 par
Federal National Mortgage Association, 6.00%, 1/1/35, $554,101 par
Federal National Mortgage Association, 5.00%, 7/1/35, $1,299,082 par
Federal National Mortgage Association, 5.50%, 3/1/36, $897,978 par
Federal National Mortgage Association, 6.00%, 6/1/36, $2,204,873 par
Federal National Mortgage Association, 5.50%, 4/1/37, $1,871,421 par
Federal National Mortgage Association, 5.00%, 6/1/37, $1,217,102 par
Federal National Mortgage Association, 5.50%, 6/1/38, $1,905,301 par
Government National Mortgage Association, 5.50%, 8/15/33, $843,427 par
Government National Mortgage Association, 6.00%, 7/15/34, $421,575 par

(2)  Barclays:
Federal National Mortgage Association, 2.92%, 10/1/32, $239,739 par
Federal Home Loan Mortgage Corporation Gold, 5.50%, 10/1/33, $715,817 par
Federal National Mortgage Association, 5.00%, 2/1/19, $508,230 par
Federal National Mortgage Association, 5.50%, 4/1/21, $594,688 par
Federal National Mortgage Association, 6.50%, 6/1/32, $285,120 par
Federal National Mortgage Association, 5.50%, 11/1/33, $1,144,484 par
Federal National Mortgage Association, 6.00%, 11/1/33, $343,665 par
Federal National Mortgage Association, 5.50%, 12/1/33, $691,859 par
Federal National Mortgage Association, 6.50%, 6/1/34, $667,029 par
Federal National Mortgage Association, 5.50%, 3/1/35, $1,092,274 par

.  Security purchased on a when-issued basis. On February 28, 2010, the total cost of investments purchased on a when-issued basis was $16,816,811 or 22.3% of total net assets. See note 2 in Notes to Financial Statements.

°°  Security considered illiquid. As of February 28, 2010, the fair value of these investments was $8,283,395 or 11.0% of total net assets. See note 2 in Notes to Financial Statements.

W  Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for the fund. See note 2 in Notes to Financial Statements. The rate shown is the annualized seven-day effective yield as of February 28, 2010.

☐  Security has been deposited as initial margin on open futures contracts and/or swap agreements. Yield shown is effective yield as of February 28, 2010.

▲  On February 28, 2010, the cost of investments for federal income tax purposes was approximately $115,133,795. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$6,994,493
Gross unrealized depreciation	(9,637,305)
Net unrealized depreciation	$(2,642,812)

REIT – Real Estate Investment Trust

American Income Fund 2010 Semiannual Report

Schedule of INVESTMENTS February 28, 2010 (unaudited)

American Income Fund (MRF)

Schedule of Open Futures Contracts

Description	Settlement Month	Number of Contracts Sold	Notional Contract Value	Unrealized Depreciation
U.S. Treasury 2 Year Note Futures	June 2010	3	$(652,313)	$(1,132)
U.S. Treasury 5 Year Note Futures	June 2010	59	(6,840,313)	(43,149)
U.S. Treasury 10 Year Note Futures	June 2010	16	(1,879,750)	(17,569)
U.S. Treasury Long Bond Futures	June 2010	19	(2,236,063)	(27,358)
				$(89,208)
Credit Default Swaps on Credit Indices – Sell Protection[1]

Counterparty	Reference Index	Receive Fixed Rate	Expiration Date	Notional Amount[2]	Fair Value	Unrealized Appreciation
JPMorgan	Markit iTRAXX Asia ex-Japan Index	6.50%	6/20/2013	500,000	$37,742	$35,797
JPMorgan	Markit iTRAXX Asia ex-Japan Index	5.00%	12/20/2013	400,000	17,518	95,930
JPMorgan	Dow Jones CDX HYS13 Index	5.00%	12/20/2014	990,000	(27,292)	11,850
						$143,577

1  If the fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the reference entity or underlying securities comprising the reference index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference entity or underlying securities comprising the reference entity.

2  The maximum potential amount the fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

The accompanying notes are an integral part of the financial statements.

American Income Fund 2010 Semiannual Report

Statement of ASSETS AND LIABILITIES February 28, 2010 (unaudited)

Assets:
Unaffiliated investments, at fair value (Cost: $114,780,439) (note 2)	$112,137,627
Affiliated money market fund, at fair value (Cost: $353,356) (note 3)	353,356
Cash	266,687
Receivable for investments sold	588,320
Receivable for accrued dividends and interest	1,053,782
Receivable for swap agreements	163,445
Prepaid expenses and other assets	23,556
Total assets	114,586,773
Liabilities:
Payable for investments purchased	250,000
Payable for investments purchased on a when issued basis (note 2)	16,816,811
Payable for reverse repurchase agreements (note 2)	21,909,304
Payable for investment advisory fees	37,333
Payable for administrative fees	5,744
Payable for futures variation margin (note 2)	34,875
Payable for professional fees	25,388
Payable for swap agreements	115,609
Payable for transfer agent fees	1,441
Payable for interest expense	2,454
Payable for other expenses	6,834
Total liabilities	39,205,793
Net assets applicable to outstanding capital stock	$75,380,980
Composition of net assets:
Capital stock and additional paid-in capital	$86,935,619
Undistributed net investment income	103,697
Accumulated net realized loss on investments, futures contracts and swap agreements	(9,069,893)
Net unrealized depreciation of investments	(2,642,812)
Net unrealized depreciation of futures contracts	(89,208)
Net unrealized appreciation of swap agreements	143,577
Total–representing net assets applicable to capital stock	$75,380,980
Net asset value and market price of capital stock:
Net assets applicable to capital stock	$75,380,980
Shares outstanding (authorized 200 million shares of $0.01 par value)	9,454,221
Net asset value per share	$7.97
Market price per share	$7.85

The accompanying notes are an integral part of the financial statements.

American Income Fund 2010 Semiannual Report

Statement of OPERATIONS For the six-month period ended February 28, 2010 (unaudited)

Investment Income:
Interest from unaffiliated investments	$3,741,476
Dividends from unaffiliated investments	56,371
Dividends from affiliated money market fund	1,545
Total investment income	3,799,392
Expenses (note 3):
Investment advisory fees	237,110
Interest expense	32,056
Administrative fees	36,483
Custodian fees	1,894
Professional fees	26,193
Postage and printing fees	15,901
Transfer agent fees	9,752
Listing fees	11,778
Directors' fees	14,858
Insurance fees	6,874
Pricing fees	5,064
Other expenses	10,056
Total expenses	408,019
Less: Fee reimbursements (note 3)	(1,317)
Less: Indirect payments from custodian (note 3)	(18)
Total net expenses	406,684
Net investment income	3,392,708
Net realized and unrealized gains on investments, futures contracts, and swap agreements (notes 2 and 4):
Net realized gain (loss) on:
Investments	466,135
Futures contracts	(264,057)
Swap agreements	205,679
Net change in unrealized appreciation or depreciation of:
Investments	4,186,359
Futures contracts	(424)
Swap agreements	1,278
Net gain on investments, futures contracts and swap agreements	4,594,970
Net increase in net assets resulting from operations	$7,987,678

The accompanying notes are an integral part of the financial statements.

American Income Fund 2010 Semiannual Report

Statements of CHANGES IN NET ASSETS

	Six-Month Period Ended 2/28/10 (unaudited)	Year Ended 8/31/09
Operations:
Net investment income	$3,392,708	$6,090,945
Net realized gain (loss) on:
Investments	466,135	(2,380,513)
Futures contracts	(264,057)	(1,053,276)
Swap agreements	205,679	(523,877)
Net change in unrealized appreciation or depreciation of:
Investments	4,186,359	3,459,248
Futures contracts	(424)	(95,555)
Swap agreements	1,278	309,005
Net increase in net assets resulting from operations	7,987,678	5,805,977
Distributions to shareholders (note 2):
From net investment income	(3,498,062)	(5,927,798)
Total increase (decrease) in net assets	4,489,616	(121,821)
Net assets at beginning of year	70,891,364	71,013,185
Net assets at end of year	$75,380,980	$70,891,364
Undistributed net investment income	$103,697	$209,051

American Income Fund 2010 Semiannual Report

Statement of CASH FLOWS For the six-month period ended February 28, 2010 (unaudited)

Cash flows from operating activities:
Net increase in net assets resulting from operations	$7,987,678
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by (used in) operating activities:
Purchases of investments	(165,884,082)
Proceeds from sales of investments	163,698,569
Net purchases/sales of short-term investments	28,617
Net amortization of bond discount and premium	(300,526)
Net change in unrealized appreciation or depreciation of investments	(4,186,359)
Net realized gain/loss on investments	(466,135)
Increase in receivable for accrued dividends and interest	(41,621)
Increase in prepaid expenses and other assets	(12,013)
Decrease in payable for futures variation margin	(12,651)
Increase in receivable for swap agreements	(1,310)
Decrease in payable for swap agreements	(137,937)
Decrease in accrued fees and expenses	(2,785)
Net cash provided by operating activities	669,445
Cash flows from financing activities:
Net proceeds from reverse repurchase agreements	2,429,304
Distributions paid to shareholders	(3,498,062)
Net cash used in financing activities	(1,068,758)
Net decrease in cash	(399,313)
Cash at beginning of period	666,000
Cash at end of period	$266,687
Supplemental disclosure of cash flow information: Cash paid for interest	$34,443

The accompanying notes are an integral part of the financial statements.

American Income Fund 2010 Semiannual Report

FINANCIAL HIGHLIGHTS

Per-share data for an outstanding common share throughout each period and selected information for each period are as follows:

	Six-Month Period Ended 2/28/10		Year Ended August 31,				Ten-Month Fiscal Period Ended
	(unaudited)		2009	2008	2007	2006	8/31/05
Per-Share Data
Net asset value, beginning of period	$7.50		$7.51	$8.66	$8.77	$8.98	$9.17
Operations:
Net investment income	0.36		0.65	0.53	0.50	0.52	0.48
Net realized and unrealized gains (losses) on investments, futures contracts, and swap agreements	0.48		(0.03)	(1.16)	(0.10)	(0.21)	(0.18)
Total from operations	0.84		0.62	(0.63)	0.40	0.31	0.30
Distributions to shareholders:
From net investment income	(0.37)		(0.63)	(0.52)	(0.51)	(0.52)	(0.47)
Tax return of capital	—		—	—	—	—	(0.02)
Total distributions to shareholders	(0.37)		(0.63)	(0.52)	(0.51)	(0.52)	(0.49)
Net asset value, end of period	$7.97		$7.50	$7.51	$8.66	$8.77	$8.98
Market value, end of period	$7.85		$7.15	$7.13	$8.00	$8.01	$8.13
Selected Information
Total return, net asset value [1]	11.48	% [4]	9.64%	(7.68)%	4.68%	3.62%	3.86	% [4]
Total return, market value [2]	15.37	% [4]	10.70%	(4.61)%	6.32%	5.23%	0.85	% [4]
Net assets at end of period (in millions)	$75		$71	$71	$82	$83	$85
Ratio of expenses to average weekly net assets excluding interest expense before fee reimbursements	1.03	% [5]	1.06%	1.01%	0.98%	0.97%	0.96	% [5]
Ratio of expenses to average weekly net assets excluding interest expense after fee reimbursements	1.03	% [5]	1.06%	1.01%	0.98%	0.97%	0.96	% [5]
Ratio of expenses to average weekly net assets before fee reimbursements	1.12	% [5]	1.56%	2.22%	2.27%	2.26%	1.62	% [5]
Ratio of expenses to average weekly net assets after fee reimbursements	1.12	% [5]	1.56%	2.22%	2.27%	2.26%	1.62	% [5]
Ratio of net investment income to average weekly net assets before fee reimbursements	9.30	% [5]	9.55%	6.38%	5.70%	5.97%	6.35	% [5]
Ratio of net investment income to average weekly net assets after fee reimbursements	9.30	% [5]	9.55%	6.39%	5.70%	5.96%	6.35	% [5]
Portfolio turnover rate	154%		140%	59%	107%	80%	168%
Amount of borrowings outstanding at end of period (in millions)	$22		$19	$23	$16	$27	$23
Per-share amount of borrowings outstanding at end of period	$2.32		$2.06	$2.39	$1.73	$2.90	$2.45
Per-share amount of net assets, excluding borrowings, at end of period	$10.29		$9.56	$9.90	$10.39	$11.67	$11.43
Asset coverage ratio [3]	444%		464%	414%	600%	403%	467%

1  Assumes reinvestment of distributions at net asset value.

2  Assumes reinvestment of distributions at actual prices pursuant to the fund's dividend reinvestment plan.

3  Represents net assets, excluding borrowings, at end of period divided by borrowings outstanding at end of period.

4  Total return has not been annualized.

5  Annualized.

The accompanying notes are an integral part of the financial statements.

American Income Fund 2010 Semiannual Report

Notes to FINANCIAL STATEMENTS (unaudited as to February 28, 2010)

(1) Organization
   American Income Fund, Inc. (the "fund") is registered under the Investment Company Act of 1940 (as amended) as a diversified, closed-end management investment company. The fund invests in fixed-income securities, primarily in mortgage-backed securities. The fund also invests in other debt securities, such as collateralized mortgage obligations (CMOs) and asset-backed securities, high-yield bonds, corporate bonds, and preferred stock. The fund will invest at least 65% of its total assets in investment-grade securities under normal market conditions. No more than 35% of the fund's total assets may be held in high-yield issues. The fund is authorized to borrow funds or issue senior securities in amounts not exceeding 33 1/3% of its total assets. Fund shares are listed on the New York Stock Exchange under the symbol MRF.

(2) Summary of Significant Accounting Policies
   Security Valuations

Security valuations for the fund's investments are furnished by an independent pricing service that has been approved by the fund's board of directors. Investments in equity securities that are traded on a national securities exchange (or reported on the Nasdaq national market system) are stated at the last quoted sales price if readily available for such securities on each business day. For securities traded on the Nasdaq national market system, the fund utilizes the Nasdaq Official Closing Price which compares the last trade to the bid/ask price of a security. If the last trade falls within the bid/ask range, then that price will be the closing price. If the last trade is outside the bid/ask range, and falls above the ask, the ask price will be the closing price. If the last trade is below the bid, the bid will be the closing price. Other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price.

Debt obligations exceeding 60 days to maturity are valued by an independent pricing service that has been approved by the fund's board of directors. The pricing service may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other formula-driven valuation techniques. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings, and general market conditions. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. Investments in open-end funds are valued at their respective net asset values on the valuation date.

The following investment vehicles, when held by the fund, are priced as follows: Exchange listed futures and options on futures are priced at their last sale price on the exchange on which they are principally traded, as determined by FAF Advisors, Inc. ("FAF Advisors"), on the day the valuation is made. If there were no sales on that day, futures and options on futures will be valued at the last reported bid price. Options on securities, indices, and currencies traded on Nasdaq or listed on a stock exchange, whether domestic or foreign, are valued at the last sale price on Nasdaq or on any exchange on the day the valuation is made. If there were no sales on that day, the options will be valued at the last sale price on the previous valuation date. Last sale prices are obtained from an independent pricing service. Forward contracts (other than currency forward contracts), swaps, and over-the-counter options on securities, indices, and currencies are valued at the quotations received from an independent pricing service, if available.

When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund's board of directors. Some of the

American Income Fund 2010 Semiannual Report

factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased or sold. If events occur that materially affect the value of securities (including non-U.S. securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities will be valued at fair value. The use of fair value pricing by the fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without fair value pricing. As of February 28, 2010, the fund held no internally fair valued securities.

Generally accepted accounting principles ("GAAP") require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of the fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management's fair value procedures established by the fund's board of directors.

The valuation levels are not necessarily an indication of the risk associated with investing in these investments.

As of February 28, 2010, the fund's investments were classified as follows:

	Level 1	Level 2	Level 3	Total Fair Value
Investments in Securities
High Yield Corporate Bonds	$—	$26,186,813	$706,715	$26,893,528
U.S. Governement Agency Mortgage-Backed Securities	—	39,885,889	—	39,885,889
Collateralized Mortgage Obligation – Private Mortgage-Backed Securities	—	18,732,077	—	18,732,077
Collateralized Mortgage Obligation – U.S. Agency Mortgage-Backed Securities	—	316,641	—	316,641
Asset-Backed Securities	—	19,859,425	—	19,859,425
Investment Grade Corporate Bonds	—	4,261,518	—	4,261,518
Preferred Stocks	1,426,656	—	—	1,426,656
Municipal Bond	—	561,919	—	561,919
Short-Term Investments	353,356	199,974	—	553,330
Total Investments	$1,780,012	$110,004,256	$706,715	$112,490,983

Refer to Schedule of Investments for further industry breakout.

American Income Fund 2010 Semiannual Report

Notes to FINANCIAL STATEMENTS

As of February 28, 2010, the fund's investments in other financial instruments* were classified as follows:

	Level 1	Level 2	Level 3	Total Fair Value
Futures Contracts Outstanding	$(89,208)	$—	$—	$(89,208)
Credit Default Swaps	—	143,577	—	143,577
Total Other Financial Instruments	$(89,208)	$143,577	$—	$54,369

*Other financial instruments are derivative instruments such as futures and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	High Yield Corporate Bonds	Collateralized Mortgage Obligation- Private Mortgage- Backed Securities	Total Fair Value
Balance as of August 31, 2009	$345,144	$510,300	$855,444
Accrued discounts/premiums	19,848	465	20,313
Realized gain (loss)	190	4,741	4,931
Net change in unrealized appreciation or depreciation	30,842	(8,275)	22,567
Net purchases (sales)	310,691	(88,909)	221,782
Net transfers in and/or (out) of Level 3	—	(418,322)	(418,322)
Balance as of February 28, 2010	$706,715	$—	$706,715
Net change in unrealized appreciation or depreciation during the period of Level 3 investments held as of February 28, 2010	$30,842	$—	$30,842

Security Transactions and Investment Income

For financial statement purposes, the fund records security transactions on the trade date of the security purchase or sale. Dividend income is recorded on the ex-dividend date. Interest income, including accretion of bond discounts and amortization of bond premiums, is recorded on an accrual basis. Security gains and losses are determined on the basis of identified cost, which is the same basis used for federal income tax purposes. The resulting gain/loss is calculated as the difference between the sales price and the underlying cost of the security on the transaction date.

Distributions to Shareholders

Distributions from net investment income are declared and paid on a monthly basis. Any net realized capital gains on sales of securities for the fund are distributed to shareholders at least annually. Such distributions are payable in cash or, pursuant to the fund's dividend reinvestment plan, reinvested in additional shares of the fund's capital stock.

Federal Taxes

The fund intends to continue to qualify as a regulated investment company as provided in Subchapter M of the Internal Revenue Code, as amended, and to distribute all taxable income, if any, to its shareholders. Accordingly, no provision for federal income taxes is required.

American Income Fund 2010 Semiannual Report

As of February 28, 2010, the fund did not have any tax positions that did not meet the "more-likely-than-not" threshold of being sustained by the applicable taxing authority. Generally, tax authorities can examine all the tax returns filed for the last three years.

Net investment income and net realized gains and losses may differ for financial statement and tax purposes because of temporary or permanent book/tax differences. These differences are primarily due to post-October losses, expiration of capital loss carry forwards, paydown gains and losses, and the tax recognition of mark-to-market gains and losses on open futures contracts. To the extent these differences are permanent, reclassifications are made to the appropriate capital accounts in the fiscal period that the differences arise.

The character of distributions made during the fiscal period from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal period in which amounts are distributed may differ from the fiscal period that the income or realized gains or losses were recorded by the fund.

The character of distributions paid during the six-month period ended February 28, 2010 (estimated) and the fiscal year ended August 31, 2009, were as follows:

	2/28/10	8/31/09
Distributions paid from:
Ordinary income	$3,498,062	$5,927,798

As of August 31, 2009, the fund's most recently completed fiscal year, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$354,950
Accumulated capital and post-October losses	(8,950,698)
Unrealized depreciation	(7,391,392)
Other accumulated loss	(57,115)
Accumulated earnings (deficit)	$(16,044,255)

The fund incurred losses of $2,720,813 for tax purposes for the period from November 1, 2008 to August 31, 2009. As permitted by tax regulations, the fund intends to elect to defer and treat the losses as arising in the fiscal year ending August 31, 2010.

Derivatives

The fund may invest in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. The fund's investment objective allows the fund to enter into various types of derivative contracts, including, but not limited to, futures contracts, foreign exchange contracts, credit default swaps, interest rate swaps, total return swaps, currency swaps, and purchased and written options. Derivatives may contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and the potential for market movements which may expose the fund to gains or losses in excess of the amounts shown on the Statement of Assets and Liabilities.

American Income Fund 2010 Semiannual Report

Notes to FINANCIAL STATEMENTS

Futures Transactions

In order to protect against changes in interest rates, the fund may buy and sell interest rate futures contracts. Upon entering into a futures contract, the fund is required to deposit cash or pledge U.S. Government securities. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying security or securities, are made or received by the fund each day (daily variation margin) and recorded as unrealized gains (losses) until the contract is closed. When the contract is closed, the fund records a realized gain (loss) equal to the difference between the proceeds from (or cost of) the closing transaction and the fund's basis in the contract.

Risks of entering into futures contracts, in general, include the possibility that there will not be a perfect price correlation between the futures contracts and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that the fund could lose more than the original margin deposit required to initiate a futures transaction. These contracts involve market risk in excess of the amount reflected in the fund's Statement of Assets and Liabilities. Unrealized gains (losses) on outstanding positions in futures contracts held at the close of the period will be recognized as capital gains (losses) for federal income tax purposes. As of February 28, 2010, the fund had outstanding futures contracts as disclosed in the Schedule of Investments.

Swap Agreements

The fund may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The fund may enter into credit default, interest rate, and total return swap agreements to manage exposure to credit and interest rate risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swap agreements are marked-to-market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the beginning of the measurement period are reflected on the Statement of Assets and Liabilities. A liquidation payment received or made at the termination of the swap agreement is recorded as realized gain or loss in the Statements of Operations. Net periodic payments received by the funds are included as part of interest from unaffiliated investments on the Statements of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and that there may be unfavorable changes in interest rates.

Credit Default Swaps

The fund is subject to credit risk in the normal course of pursuing its investment objective. The fund may enter into credit default swaps to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified

American Income Fund 2010 Semiannual Report

return in the event of a default or other credit event for the reference entity or index. As a seller of protection on credit default swap agreements, the fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a fund would effectively add leverage to its portfolio because, in addition to its total net assets, a fund would be subject to investment exposure on the notional amount of the swap.

If a fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the reference entity, other deliverable obligations or underlying securities comprising the reference index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference entity or underlying securities comprising the reference index. If the fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the reference entity, other deliverable obligations or underlying securities comprising the reference index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference entity or underlying securities comprising the reference index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end are disclosed in the footnotes to the Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular reference entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. As of February 28, 2010, the Fund had no outstanding credit default swap agreements on corporate or sovereign issues. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of February 28, 2010 for which the fund is the seller of protection are disclosed in the footnotes to the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective reference entity or index, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the fund for the same reference entity or entities.

American Income Fund 2010 Semiannual Report

Notes to FINANCIAL STATEMENTS

Interest Rate Swaps

The fund is subject to interest rate risk exposure in the normal course of pursuing its investment objective. Because the fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the fund may enter into interest rate swap contracts. Interest rate swap agreements involve the exchange by the fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap", (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or "floor", (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swap, under which two parties can exchange variable interest rates based on different money markets. The funds maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract's remaining life, to the extent that that amount is positive. This risk is mitigated by having a master netting arrangement between the fund and the counterparty and by the posting of collateral by the counterparty to the fund to cover the fund's exposure to the counterparty. As of February 28, 2010, the fund had no outstanding interest rate swap agreements.

Total Return Swaps

Total return swap agreements on indices involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference asset, which may be an equity, index, or bond, and in return receives a regular stream of payments. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty. As of February 28, 2010, the Fund had no outstanding total return swap agreements.

Options Transactions

The fund may utilize options in an attempt to manage market or business risk or enhance its yield. When a call or put option is written, an amount equal to the premium received is recorded as a liability. The liability is marked-to-market daily to reflect the current market value of the option written. When a written option expires, a gain is realized in the amount of the premium originally received. If a closing purchase contract is entered into, a gain or loss is realized in the amount of the original premium less the cost of the closing transaction. If a written call is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security that is purchased upon exercise of the option.

Purchased options are recorded as investments and marked-to-market daily to reflect the current market value of the option contract. If a purchased option expires, a loss is realized in the amount

American Income Fund 2010 Semiannual Report

of the cost of the option. If a closing transaction is entered into, a gain or loss is realized to the extent that the proceeds from the sale are greater or less than the cost of the option. If a put option is exercised, a gain or loss is realized from the sale of the underlying security by adjusting the proceeds from such sale by the amount of the premium originally paid. If a call option is exercised, the cost of the security purchased upon exercise is increased by the premium originally paid. As of February 28, 2010, the fund had no written or purchased options outstanding.

For the six-month period ended February 28, 2010, the quarterly average gross notional amounts of the derivatives held by the fund were $12,295,828 for futures held short and $1,856,667 for credit default swaps.

As of February 28, 2010, the fund's asset and liability values of derivative instruments categorized by risk exposure were classified as follows:

Asset Derivatives	Statement of Assets and Liabilities Location	Value
Credit Contracts	Receivables, Net Assets-Unrealized Appreciation	$143,577
Balance as of February 28, 2010		$143,577
Liability Derivatives		Value
Interest Rate Contracts	Payables, Net Assets-Unrealized Depreciation*	$89,208
Balance as of February 28, 2010		$89,208

*Includes cumulative appreciation (depreciation) of futures contracts as reported in the footnotes to the fund's Schedule of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.

The effect of derivative instruments on the Statement of Operations for the six-month period ended February 28, 2010:

Amount of realized gain (loss) on derivatives recognized in income:

	Futures	Swaps	Total
Interest Rate Contracts	$(264,057)	$—	$(264,057)
Credit Contracts	—	205,679	205,679

  Change in unrealized appreciation (depreciation) on derivatives recognized in income:

	Futures	Swaps	Total
Interest Rate Contracts	$(424)	$—	$(424)
Credit Contracts	—	1,278	1,278

Securities Purchased on a When-Issued Basis

Delivery and payment for securities that have been purchased by the fund on a when-issued or forward-commitment basis can take place up to a month or more after the transaction date. Such securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The fund segregates assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued or forward-commitment basis may increase the volatility of the fund's net asset value if the fund makes such purchases while remaining substantially fully invested. As of February 28, 2010, the fund had when-issued or forward-commitment securities outstanding with a total cost of $16,816,811.

American Income Fund 2010 Semiannual Report

Notes to FINANCIAL STATEMENTS

In connection with the ability to purchase securities on a when-issued basis, the fund may also enter into dollar rolls in which the fund sells securities purchased on a forward-commitment basis and simultaneously contracts with a counterparty to repurchase similar (same type, coupon, and maturity), but not identical securities on a specified future date. As an inducement for the fund to "rollover" its purchase commitments, the fund receives negotiated amounts in the form of reductions of the purchase price of the commitment. Dollar rolls are considered a form of leverage. As of and for the six-month period ended February 28, 2010, the fund had no dollar roll transactions.

Illiquid or Restricted Securities

A security may be considered illiquid if it lacks a readily available market. Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the security is valued by the fund. Illiquid securities may be valued under methods approved by the fund's board of directors as reflecting fair value. The fund intends to invest no more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Certain restricted securities may be considered illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and may be valued under methods approved by the fund's board of directors as reflecting fair value. Certain restricted securities eligible for resale to qualified institutional investors, including rule 144A securities, are not subject to the limitation on a fund's investment in illiquid securities if they are determined to be liquid in accordance with procedures adopted by the fund's board of directors. As of February 28, 2010, the fund held 20 illiquid securities, the value of which was $8,283,395, which represents 11.0% of total net assets.

Information concerning illiquid securities, including restricted securities considered to be illiquid, is as follows:

Securities	Par	Date Acquired	Cost Basis
Banc of America Alternative Loan Trust, Series 2007-1, Class 2A2, 6.17%, 4/25/37	$787,360	10/07	$771,725
Banc of America Funding, Series 2007-4, Class 1A2, 5.50%, 6/25/37	803,558	9/07	773,598
Bear Stearns Commercial Mortgage Securities, Series 2007-T28, Class D, 5.99%, 9/11/42	475,000	10/07	450,799
California Federal Bank of Los Angeles, Series 1991-CI2, Class A, 6.15%, 7/15/21	10,750	7/93	3,881
Citigroup Commercial Mortgage Trust, Series 2008-C7, Class AJ, 6.10%, 12/10/49	210,000	10/08	122,370
Citicorp Mortgage Securities, Series 2004-5, Class B3, 5.30%, 8/25/34	2,880,685	08/05	1,196,471
Goldman Sachs Mortgage Loan Trust, 4.27%, 1/25/35, Series 2005-AR1, Class B1	1,325,385	5/06	1,290,003
5.73%, 5/25/35, Series 2005-4F, Class B1	2,476,110	5/06	1,266,860
6.87%, 3/25/43, Series 2003-1, Class B2	1,629,897	5/03	1,749,154
Impac Secured Assets Corporation, Series 2000-3, Class M1, 8.00%, 10/25/30	575,056	3/08	493,551
Merrill Lynch Mortgage Trust, Series 2005-CIP1, Class C, 5.13%, 7/12/38	500,000	10/07	478,303
Nomura Asset Acceptance Corporation, Series 2004-R2, Class B1, 6.74%, 10/25/34	1,017,587	9/04	1,052,034
Prime Mortgage Trust, Series 2004-2, 5.14%, 11/25/19, Class B2	300,791	11/04	297,715
5.14%, 11/25/19, Class B3	225,419	11/04	219,804
Residential Accredit Loans, 5.00%, 6/25/18, Series 2003-QS12, Class M1	687,112	11/05	675,389
5.00%, 9/25/19, Series 2004-QS13, Class M3	275,332	9/08	133,390
Residential Asset Mortgage Products, Series 2003-SL1, Class M2, 7.33%, 4/25/31	848,709	10/03	884,583

American Income Fund 2010 Semiannual Report

Securities	Par	Date Acquired	Cost Basis
Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2003-MS9, Class CB2, 7.47%, 4/25/33	323,935	11/03	339,645
Wells Fargo Mortgage-Backed Securities Trust, 4.72%, 7/25/19, Series 2004-7, Class B2	513,480	8/04	503,187
4.72%, 7/25/19, Series 2004-7, Class B3	385,283	8/04	370,841

Reverse Repurchase Agreements

Reverse repurchase agreements involve the sale of a portfolio-eligible security by the fund coupled with an agreement to repurchase the security at a specified date and price. Reverse repurchase agreements may increase volatility of the fund's net asset value and involve the risk that interest costs on money borrowed may exceed the return on securities purchased with that borrowed money. Reverse repurchase agreements are considered to be borrowings by the fund and are subject to the fund's overall restriction on borrowing, under which it must maintain asset coverage of at least 300%. For the six-month period ended February 28, 2010, the weighted average borrowings outstanding were $20,567,269. The weighted average interest rate paid by the fund on such borrowings was 0.31%.

Repurchase Agreements

For repurchase agreements entered into with certain broker-dealers, the fund, along with other affiliated registered investment companies, may transfer uninvested cash balances into a joint trading account, the daily aggregate balance of which is invested in repurchase agreements secured by U.S. Government or agency obligations. Securities pledged as collateral for all individual and joint repurchase agreements are held by the fund's custodian bank until maturity of the repurchase agreement. All agreements require that the daily market value of the collateral be in excess of the repurchase amount, including accrued interest, to protect the fund in the event of a default. As of February 28, 2010, the fund had no outstanding repurchase agreements.

Deferred Compensation Plan

Under a Deferred Compensation Plan (the "Plan"), non-interested directors of the First American Family of Funds may participate and elect to defer receipt of part or all of their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of open-end First American Funds, as designated by each director. All amounts in the Plan are 100% vested and accounts under the Plan are obligations of the fund. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements, in conformity with U.S. generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported results of operations during the reporting period. Actual results could differ from these estimates.

American Income Fund 2010 Semiannual Report

Notes to FINANCIAL STATEMENTS

Events Subsequent to Period End

Management has evaluated fund related events and transactions that occurred subsequent to February 28, 2010, through the date of issuance of the funds' financial statements. There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the funds' financial statements.

(3) Fees and Expenses
  Investment Advisory Fees

Pursuant to an investment advisory agreement (the "Agreement"), FAF Advisors, a subsidiary of U.S. Bank National Association ("U.S. Bank"), manages the fund's assets and furnishes related office facilities, equipment, research, and personnel. The Agreement provides FAF Advisors with a monthly investment advisory fee in an amount equal to an annualized rate of 0.65% of the fund's average weekly net assets. For its fee, FAF Advisors provides investment advice and, in general, conducts the management and investment activities of the fund.

The fund may invest in related money market funds that are a series of First American Funds, Inc., subject to certain limitations. In order to avoid the payment of duplicative investment advisory fees to FAF Advisors, which acts as the investment advisor to both the fund and the related money market funds, FAF Advisors will reimburse the fund an amount equal to that portion of FAF Advisors' investment advisory fee received from the related money market funds that is attributable to the assets of the fund. These reimbursements, if any, are disclosed as "Fee reimbursements" in the Statement of Operations.

Administrative Fees

FAF Advisors serves as the fund's administrator pursuant to an administration agreement between FAF Advisors and the fund. Under this administration agreement, FAF Advisors receives a monthly administrative fee equal to an annualized rate of 0.10% of the fund's average weekly net assets. For its fee, FAF Advisors provides numerous services to the fund including, but not limited to, handling the general business affairs, financial and regulatory reporting, and various other services.

Custodian Fees

U.S. Bank serves as the fund's custodian pursuant to a custodian agreement with the fund. The custodian fee charged to the fund equals an annual rate of 0.005% of average weekly net assets. These fees are computed weekly and paid monthly.

Under this agreement, interest earned on uninvested cash balances is used to reduce a portion of the fund's custodian expenses. These credits, if any, are disclosed as "Indirect payments from custodian" in the Statement of Operations. Conversely, the custodian charges a fee for any cash overdrafts incurred, which will increase the fund's custodian expenses. For the six-month period ended February 28, 2010, custodian fees were increased by $76 as a result of overdrafts and reduced by $25 as a result of interest earned.

Other Fees and Expenses

In addition to the investment advisory, administrative, and custodian fees the fund is responsible for paying most other operating expenses, including: professional fees (legal, auditing and accounting services), postage and printing of shareholder reports, transfer agent fees and expenses, listing fees, outside directors' fees and expenses, insurance, interest, taxes, and other miscellaneous expenses.

American Income Fund 2010 Semiannual Report

For the six-month period ended February 28, 2010, legal fees and expenses of $1,946 were paid to a law firm of which an Assistant Secretary of the fund is a partner.

Expenses that are directly related to the fund are charged directly to the fund. Other operating expenses of the First American Family of Funds are allocated to the fund on several bases, including evenly across all funds, allocated based on relative net assets of all the funds within the First American Family of Funds, or a combination of both methods.

(4) Investment Security Transactions
   Cost of purchases and proceeds from sales of securities, other than temporary investments in short-term securities, for the six-month period ended February 28, 2010, aggregated $168,974,867 and $164,286,889, respectively.

(5) Indemnifications
   The fund enters into contracts that contain a variety of indemnifications. The fund's maximum exposure under these arrangements is unknown. However, the fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

(6) New Accounting Pronouncements   On January 21, 2010, the Financial Accounting Standards Board issued an Accounting Standard Update for Fair Value Measurements and Disclosures: Improving Disclosures about Fair Value Measurements. The update provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires the funds to disclose i) the input and valuation techniques used to measure fair value, for both recurring and nonrecurring fair value measurements for Level 2 or Level 3 positions ii) transfers between all levels (including Level 1 and Level 2) on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer and iii) purchases, sales, issuances and settlements on a gross basis in the Level 3 rollforward rather than as one net number. The effective date of the amendment is for interim and annual periods beginning after December 15, 2009, however, the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after December 15, 2010. At this time management is evaluating the implications of the update and the impact to the financial statements.

American Income Fund 2010 Semiannual Report

Notice to SHAREHOLDERS (unaudited)

ANNUAL MEETING RESULTS

An annual meeting of the fund's shareholders was held on December 1, 2009. Each matter voted upon at the meeting, as well as the number of votes cast for, against or withheld, the number of abstentions, and the number of broker non-votes (if any) with respect to such matters, are set forth below.

(1)  The fund's shareholders elected the following nine directors:

	Shares Voted "For"	Shares Withholding Authority to Vote
Benjamin R. Field III	8,789,144	186,568
Roger A. Gibson	8,799,763	175,949
Victoria J. Herget	8,792,359	183,353
John P. Kayser	8,802,994	172,718
Leonard W. Kedrowski	8,793,047	182,665
Richard K. Riederer	8,794,434	181,278
Joseph D. Strauss	8,800,464	175,248
Virginia L. Stringer	8,799,495	176,217
James M. Wade	8,792,177	183,535

(2)  The fund's shareholders ratified the selection by the fund's board of directors of Ernst & Young LLP as the independent registered public accounting firm for the fund for the fiscal period ending August 31, 2010. The following votes were cast regarding this matter:

Shares Voted "For"	Shares Voted "Against"	Abstentions	Broker Non-Votes
8,847,229	70,996	57,487	—

HOW TO OBTAIN A COPY OF THE FUND'S PROXY VOTING POLICIES AND PROXY VOTING RECORD

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, as well as information regarding how the fund voted proxies relating to portfolio securities is available at firstamericanfunds.com and on the Securities and Exchange Commission's website at www.sec.gov. A description of the fund's policies and procedures is also available without charge, upon request, by calling 800.677.FUND.

FORM N-Q HOLDINGS INFORMATION

The fund is required to file its complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the Securities and Exchange Commission on Form N-Q. The fund's Form N-Q is available (1) without charge upon request by calling 800.677.FUND and (2) on the Securities and Exchange Commission's website at www.sec.gov. In addition, you may review and copy the fund's Form N-Q at the Commission's Public Reference Room in Washington D.C. You may obtain information on the operation of the Public Reference Room by calling 800.SEC.0330.

QUARTERLY PORTFOLIO HOLDINGS

The fund will make portfolio holdings information publicly available by posting the information at firstamericanfunds.com on a quarterly basis. The fund will attempt to post such information within 10 business days of the calendar quarter-end.

CERTIFICATIONS

In December 2009, the fund's Chief Executive Officer submitted to the New York Stock Exchange ("NYSE") his annual certification required under Section 303A.12(a) of the NYSE corporate governance rules. The certifications of the fund's Principal Executive Officer and Principal Financial Officer required pursuant to Rule 30a-2 under the 1940 Act were filed with the fund's Form N-CSR filing and are available on the Securities and Exchange Commission's website at www.sec.gov.

American Income Fund 2010 Semiannual Report

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BOARD OF DIRECTORS

Virginia Stringer

Chairperson of American Income Fund, Inc.
Governance Consultant; Chair Emeritus of Saint Paul Riverfront Corporation;
former Owner and President of Strategic Management Resources, Inc.

Benjamin Field III

Director of American Income Fund, Inc.
Retired; former Senior Financial Advisor, Senior Vice President,
Chief Financial Officer, and Treasurer of Bemis Company, Inc.

Roger Gibson

Director of American Income Fund, Inc.
Director of Charterhouse Group, Inc.

Victoria Herget

Director of American Income Fund, Inc.
Investment Consultant; Chair of United Educators Insurance Company;
former Managing Director of Zurich Scudder Investments

John Kayser

Director of American Income Fund, Inc.
Retired; former Principal, Chief Financial Officer, and Chief Administrative
Officer of William Blair & Company, LLC

Leonard Kedrowski

Director of American Income Fund, Inc.
Owner and President of Executive and Management Consulting, Inc.

Richard Riederer

Director of American Income Fund, Inc.
Owner and Chief Executive Officer of RKR Consultants, Inc.

Joseph Strauss

Director of American Income Fund, Inc.
Owner and President of Strauss Management Company

James Wade

Director of American Income Fund, Inc.
Owner and President of Jim Wade Homes

American Income Fund's Board of Directors is comprised entirely of independent directors.

P.O. Box 1330

Minneapolis, MN 55440-1330

American Income Fund

2010 Semiannual Report

FAF Advisors, Inc., is a wholly owned subsidiary of U.S. Bank National Association, which is a wholly owned subsidiary of U.S. Bancorp.

This document is printed on paper containing 10% postconsumer waste.

4/2010    0184-10 MRF-SAR

Item 2—Code of Ethics

Not applicable to the semi-annual report.

Item 3—Audit Committee Financial Expert

Not applicable to the semi-annual report.

Item 4—Principal Accountant Fees and Services

Not applicable to the semi-annual report.

Item 5—Audit Committee of Listed Registrants

Not applicable to the semi-annual report.

Item 6—Schedule of Investments

The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7—Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to the semi-annual report.

Item 8—Portfolio Managers of Closed-End Management Investment Companies

Not applicable to the semi-annual report.

Item 9—Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Neither the registrant nor any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Exchange Act, purchased any shares or other units of any class of the registrant’s equity securities that is registered pursuant to Section 12 of the Exchange Act.

Item 10—Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A, or this item.

Item 11—Controls and Procedures

(a)                      The registrant’s principal executive officer and principal financial officer have evaluated the effectiveness of the registrant’s disclosure controls and procedures within 90 days of the date of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported timely.

(b)                     There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12—Exhibits

(a)(1)        Not applicable.

(a)(2)        Certifications of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed as exhibits hereto.

(a)(3)        Not applicable.

(b)                     Certifications of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 are filed as exhibits hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Income Fund, Inc.

By:
/s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date: April 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
/s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date: April 29, 2010

By:
/s/ Charles D. Gariboldi, Jr.
Charles D. Gariboldi, Jr.
Treasurer

Date: April 29, 2010